PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
The balances between the Group and related parties as of December 31, 2023 and 2022 are as follows:

	2023	2022
Related parties:
InterCement Brasil S.A.
Accounts payable	(141,115)	(93,693)
InterCement Trading e Inversiones S.A.
Other receivables	1,693,789	1,306,661
Accounts payable	(778,006)	(516,560)
Intercement Participações S.A.
Other receivables	1,967,205	1,186,085
Accounts payable	(2,132,681)	(2,306,469)
InterCement Trading e Inversiones Argentina S.L
Other receivables	-	265,265
Other liabilities – dividends payable	-	(5,681,123)
Total Group's balances per item with other related parties as of December 31, 2023 and 2022 are as follows:

	2023	2022
Other receivables	3,660,994	2,758,011
Accounts payable	(3,051,802)	(2,916,722)
Other liabilities – dividends payable	-	(5,681,123)
The transactions between the Group and other related parties during the fiscal years ended December 31, 2023, 2022, and 2021 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2023	2022	2021
InterCement Trading e Inversiones S.A. - sales of goods and services	-	-	23,975
Intercement Participações S.A. - services provided	148,821	238,249	823,953
Intercement Participações S.A. - services received	(2,735,576)	(4,312,762)	(4,303,006)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	(40,108,638)	(41,075,634)	-
On May 2, 2023, the Board of Directors of the Company resolved to partially cancel the optional reserve for future dividends in the amount of 48,610,174 (amount restated at the closing date of the period) and distribute as dividends in kind through the delivery of LEDE National Treasury Bill in pesos at a discount maturing on June 6, 2023 (the “Letters”), for a total of 25,590,778,098 Letters (“Total Amount of Letters”), with a ratio of 43.858641084 Letters for each share of $0.10 outstanding face value of the Company. The dividend was made available as of May 5, 2023.

On June 23, 2023, the Company's Board of Directors resolved to partially cancel the optional reserve for future dividends in the amount of 28,313,295 (amount restated at the closing date of the period) and declare a dividend
Additionally, the Company's Board of Directors, at its meetings held on April 14, July 1 and December 27, 2022, approved the distribution of dividends for a total of 25,380,007, 42,725,459 and 10,899,268 (amounts restated as of the fiscal year-end), respectively, and announced as a general principle that shareholders would receive such dividends in Pesos and were guaranteed with the option to receive payment of their portion of dividends in the equivalent amount in United States Dollars by converting the original dividend in pesos at the exchange rate called "Reference Exchange Rate of the Central Bank of the Argentine Republic – Com. "A" 3500" prevailing at the close of the business day immediately prior to the day of dividend availability for distribution; and, in such case, grant shareholders the option of receiving such payment through Caja de Valores S.A. in their local bank account or in a bank account held abroad. Dividends were made available on April 26, 2022, July 12, 2022, and January 9, 2023, respectively.
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 2,171,265 and 2,448,947 during the fiscal years ended December 31, 2023 and 2022, respectively. Additionally, 697,205 and 224,397 have been accrued as long-term incentive program during the fiscal years ended December 31, 2023 and 2022, respectively (Note 3.17).
No expenditure has been recognized in this or prior fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
Amounts outstanding with related parties as of December 31, 2023 are not guaranteed and will be settled in cash. No guarantees have been given or received regarding outstanding balances.